UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ---------------

Check here if Amendment |_|; Amendment Number:
                                               ------------

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Asset Advisors, Inc.

Address: 747 Third Avenue, 31st Floor

         New York, NY  10017

13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature, Place, and Date of Signing:

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                5/11/2009
--------------------------      -------------------         --------------------

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      028-12230                Alps Advisers Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                         ---------------------------

Form 13F Information Table Entry Total:
                                         ---------------------------

Form 13F Information Table Value Total:
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

      028-12230                            Alps Advisers, Inc.

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-09

                                                                                                               Voting Authority
                                                                                                               ----------------
                                Title                    Value      Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                  of Class   CUSIP        (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers     Sole    Shared   None
------------------------------  -------- ---------      --------   -------  ---  ----  -------  --------   --------  ------  ------
Alcoa Inc.                      COM      013817101        13420     1828326  SH          Sole    390000    1438326
American Express Co.            COM      025816109         6860      503274  SH          Sole    117000     386274
Analog Devices                  COM      032654105        18492      959607  SH          Sole    229000     730607
Bank of America Corp.           COM      060505104        11518     1688840  SH          Sole    367429    1321411
Bank of New York Mellon Corp.   COM      064058100        20235      716294  SH          Sole    160000     556294
Bristol-Myers                   COM      110122108        20978      957032  SH          Sole    188442     768590
CBIZ Inc                        COM      124805102          353       50676  SH          Sole                50676
Carnival Cruise Lines Inc Cl.   COM      143658300        17291      800510  SH          Sole    160000     640510
Chevron Corp.                   COM      166764100        27732      412440  SH          Sole     76000     336440
Cisco Systems Inc               COM      17275R102        25825     1539924  SH          Sole    320000    1219924
Coca-Cola Co.                   COM      191216100         6822      155216  SH          Sole     35000     120216
Comcast Corp. - Special Class   COM      20030N200        23053     1791257  SH          Sole    366000    1425257
Compugen Ltd                    COM      011768504           22       34000  SH          Sole                34000
ConocoPhillips                  COM      20825c104        23947      611527  SH          Sole    129000     482527
Corning Inc.                    COM      219350105         7229      544775  SH          Sole    122900     421875
Covidien Ltd                    COM      G2552X108        17241      518688  SH          Sole     90000     428688
Deere & Company                 COM      244199105         4077      124025  SH          Sole     26600      97425
Dell Inc                        COM      24702r101        20847     2199018  SH          Sole    427000    1772018
Devon Energy Co.                COM      25179m103        23226      519712  SH          Sole    112000     407712
Ebay Inc                        COM      278642103        17506     1393782  SH          Sole    246000    1147782
Exxon Mobil Corporation         COM      30231g102         1793       26327  SH          Sole                26327
First Place Financial Corp.     COM      33610t109           75       22401  SH          Sole                22401
General Electric Co.            COM      369604103          746       73788  SH          Sole                73788
Huntington Bancshares, Inc.     COM      446150104           89       53534  SH          Sole                53534
Intel Corporation               COM      458140100        20216     1345024  SH          Sole    295000    1050024
J. P. Morgan Chase & Co.        COM      46625H100        20454      769542  SH          Sole    156300     613242
Johnson & Johnson               COM      478160104          416        7918  SH          Sole                 7918
Johnson Controls Inc.           COM      478366107        14271     1189245  SH          Sole    226000     963245
McGraw Hill Inc.                COM      580645109        25631     1120730  SH          Sole    236000     884730
Medtronic Inc.                  COM      585055106         6195      210230  SH          Sole     47000     163230
Merck & Co., Inc.               COM      589331107          348       13002  SH          Sole                13002
MicroIslet, Inc.                COM      59507q106            0       44500  SH          Sole                44500
Microsoft Corporation           COM      594918104        25963     1413353  SH          Sole    282000    1131353
Monster Worldwide Inc.          COM      611742107        17746     2177389  SH          Sole    448100    1729289
Morgan Stanley                  COM      617446448        20728      910307  SH          Sole    190000     720307
Novellus Systems                COM      670008101        26570     1597735  SH          Sole    350000    1247735
Omnicom Group                   COM      681919106         3847      164402  SH          Sole     57000     107402
Rural Metro Corp.               COM      781748108           11       13000  SH          Sole                13000
Staples Inc.                    COM      855030102        24019     1326271  SH          Sole    289000    1037271
Tyco Electronics Ltd            COM      G9144P105         7928      718116  SH          Sole    137750     580366
Tyco International LTD          COM      H89128104        20742     1060413  SH          Sole    206500     853913
Valero Energy                   COM      91913Y100        20182     1127505  SH          Sole    220400     907105
Wal-Mart Stores Inc.            COM      931142103        17910      343767  SH          Sole     52700     291067
Walgreen Co.                    COM      931422109        23130      890976  SH          Sole    190500     700476
Walt Disney Company             COM      254687106        18145      999158  SH          Sole    203000     796158
Western Union                   COM      959802109        20469     1628395  SH          Sole    336000    1292395
Wyeth                           COM      983024100         4324      100473  SH          Sole               100473
Yahoo!                          COM      984332106        14238     1111493  SH          Sole    255500     855993
E-Kong Group Ltd.                        G2952Q109            1       12500  SH          Sole                12500
Enviornmental Energy Service             29406q101            0       10000  SH          Sole                10000
Prism Support Hldgs LLC                  3030551              0      250000  SH          Sole               250000
OceanBoy Farms Inc.                      674990528            0      124995  SH          Sole               124995
REPORT SUMMARY                        52 DATA RECORDS    662861    38205412                     7741121    30464291

                                                                                    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                      ALPS Advisers, Inc.
                                                                                      028-12230